Revenue from collaboration agreements - Summary of revenue from collaboration agreements (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 17,215	€ 5,189	€ 120,123	€ 12,592
Amgen
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	0	260	0	517
Genmab
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	4,125	2,105	7,044	4,341
BMS
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	12,107	1,297	110,532	4,590
GSK
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	983	1,527	2,547	3,144
Total
Disclosure Of Revenue From Collaboration Agreements [Line Items]
Revenue from collaboration agreements	€ 17,215	€ 5,189	€ 120,123	€ 12,592